Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 8 — Goodwill and Intangible Assets

Goodwill

At June 30, 2022, the Company had $29.8 million of goodwill, all of which is allocated to the RNG segment. The goodwill is primarily associated with the acquisition of Aria in the Business Combinations, as discussed in “Note 4 — Business Combinations and Reverse Recapitalization.” The Company performs its annual impairment testing on October 1 of each year or as circumstances change or necessitate. There have been no material changes related to the RNG segment’s goodwill or the Company’s impairment assessments since its fiscal year ended December 31, 2021.

Intangible Assets

Intangible assets consist of biogas rights agreements, off-take agreements, O&M contracts, an RNG purchase contract, customer relationships and trade names that were recognized as a result of the allocation of the purchase price under business acquisitions based on their future value to the Company, and such intangible assets will be amortized over their estimated useful lives. Biogas rights agreements also include the cost of agreements entered into with biogas site hosts. The biogas rights agreements have various renewal terms in their underlying contracts that are factored into the useful lives when amortizing the intangible asset.

Intangible assets consist of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net
Biogas rights agreements	$612,461	$22,814	$589,647
Electricity off-take agreements	26,511	2,344	24,167
O&M contracts	8,620	460	8,160
RNG purchase contract	10,290	5,291	4,999
Trade names and customer relationships	500	250	250
Total	$658,382	$31,159	$627,223
	December 31, 2021
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net
Biogas rights agreements	$603,868	$8,237	$595,631
Electricity off-take agreements	26,511	749	25,762
O&M contracts	8,620	173	8,447
RNG purchase contract	10,290	1,959	8,331
Trade names and customer relationships	500	200	300
Total	$649,789	$11,318	$638,471

Total amortization expense was approximately $8.3 million and $16.5 million for the three and six months ended June 30, 2022, respectively, and $25 thousand and $50 thousand for the three and six months ended June 30, 2021, respectively, excluding the $1.7 million and $3.3 million of amortization of the RNG purchase contract for the three and six months ended June 30, 2022, respectively, that is amortized to cost of energy.

Below-Market Contracts

As a result of the Aria Merger, the Company assumed certain fixed-price sales contracts that were below current and future market prices at the Closing Date. The contracts were recorded at fair value and are classified as other long-term liabilities on the Company’s consolidated balance sheets as of June 30, 2022 and December 31, 2021:

	June 30, 2022
	Gross Liability	Accumulated Amortization	Net
Gas off-take agreements	$146,990	$11,780	$135,210
	December 31, 2021
	Gross Liability	Accumulated Amortization	Net
Gas off-take agreements	$146,990	$4,360	$142,630

The below-market contract amortization was $3.7 million and $7.4 million for the three and six months ended June 30, 2022, respectively, and was recognized as an increase to revenues since it relates to the sale of RNG and related Environmental Attributes.

NOTE 9 — Goodwill and Intangible Assets

Goodwill

At December 31, 2021, the Company had $29.2 million of goodwill, all of which is allocated to the RNG segment. The goodwill is primarily associated with the acquisition of Aria in the Business Combinations. As a result of the annual impairment test performed as of October 1, 2021, the Company determined that there were no indications of impairment related to the RNG segment’s goodwill. No impairment of goodwill was recorded during the years ended December 31, 2021 and 2020.

Intangible Assets

Intangible assets consist of biogas rights agreements, off-take agreements, O&M contracts, an RNG purchase contract, customer relationships and trade names that were recognized as a result of the allocation of the purchase price under business acquisitions based on their future value to the Company, and such intangible assets will be amortized over their estimated useful lives. The biogas rights agreements have various renewal terms in their underlying contracts that are factored into the useful lives when amortizing the intangible asset.

Intangible assets consist of the following as of December 31, 2021 and 2020:

(in thousands)	2021
	Gross Carrying Amount	Accumulated Amortization	Net
Biogas rights agreements	$603,868	$8,237	$595,631
Electricity off-take agreements	26,511	749	25,762
Operations and maintenance contracts	8,620	173	8,447
RNG purchase contract	10,290	1,959	8,331
Customer relationships	350	140	210
Trade names	150	60	90
Total	$649,789	$11,318	$638,471
	2020
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net
Biogas rights agreements	$8,293	$—	$8,293
Customer relationships	350	70	280
Trade names	150	30	120
Total	$8,793	$100	$8,693

Total amortization expense was approximately $9.3 million and $0.1 million for the year ended December 31, 2021 and 2020, respectively, excluding the $2.0 million of amortization of the RNG purchase contract for the year ended December 31, 2021 that is amortized to cost of energy.

Estimated future amortization expense, including amortization classified as cost of energy expense, for years ended December 31 is as follows:

(in thousands)
2022	$39,539
2023	35,521
2024	33,729
2025	33,629
2026	33,533
Thereafter	462,520
Total	$638,471

Below-Market Contracts

As a result of the Aria Merger, the Company assumed certain fixed-price sales contracts that were below current and future market prices at the Closing Date. The contracts were recorded at fair value and are classified as other long-term liabilities on the Company’s consolidated balance sheet as of December 31, 2021.

	Gross Liability	Accumulated Amortization	Net
Gas off-take agreements	$146,990	$4,360	$142,630

The below-market contract amortization was $4.4 million for the year ended December 31, 2021 and was recognized as an increase to revenues since it relates to the sale of RNG and related Environmental Attributes. The annual amortization is expected to be approximately $14.8 million for each of the next 5 years.